Lease liabilities	9 Months Ended
Mar. 31, 2022
Lease liabilities
Lease Liabilities
20	Lease liabilities

The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the reporting periods:

	As at June 30, 2021		As at March 31, 2022
	Present		Present
	value of the		value of the
	minimum lease	Total minimum	minimum lease	Total minimum
	payments	lease payments	payments	lease payments
	RMB’000	RMB’000	RMB’000	RMB’000
Within 1 year	321,268	342,211	260,613	270,109
After 1 year but within 2 years	203,467	217,229	170,592	182,395
After 2 years but within 5 years	239,995	277,726	182,594	209,895
After 5 years	39,682	54,848	32,696	44,507
	483,144	549,803	385,882	436,797
	804,412	892,014	646,495	706,906
Less: total future interest expenses		(87,602)		(60,411)
Present value of lease liabilities		804,412		646,495